Intangible assets excluding goodwill - Intangible assets excluding goodwill (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	€ 3,466	€ 3,589
Additions other than through business combinations, intangible assets other than goodwill	449	497
Assets available for use	0	1
Acquisitions through business combinations, intangible assets other than goodwill	185	77
Amortisation, intangible assets other than goodwill	560	587
Impairment loss recognised in profit or loss, intangible assets other than goodwill	235	171
Decrease through classified as held for sale, intangible assets other than goodwill	102
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(204)	59
Increase (decrease) in intangible assets other than goodwill	(468)	(124)
Intangible assets other than goodwill at end of period	2,997	3,466
Brand names [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	184	205
Acquisitions through business combinations, intangible assets other than goodwill	8	3
Amortisation, intangible assets other than goodwill	26	31
Impairment loss recognised in profit or loss, intangible assets other than goodwill	0	0
Decrease through classified as held for sale, intangible assets other than goodwill	33
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(13)	7
Increase (decrease) in intangible assets other than goodwill	(65)	(21)
Intangible assets other than goodwill at end of period	120	184
Customer-related intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	890	934
Additions other than through business combinations, intangible assets other than goodwill	1	0
Acquisitions through business combinations, intangible assets other than goodwill	1	56
Amortisation, intangible assets other than goodwill	121	119
Impairment loss recognised in profit or loss, intangible assets other than goodwill	1	1
Decrease through classified as held for sale, intangible assets other than goodwill	55
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(64)	20
Increase (decrease) in intangible assets other than goodwill	(239)	(44)
Intangible assets other than goodwill at end of period	651	890
Technology-based intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	961	1,070
Additions other than through business combinations, intangible assets other than goodwill	12	28
Acquisitions through business combinations, intangible assets other than goodwill	175	24
Amortisation, intangible assets other than goodwill	103	127
Impairment loss recognised in profit or loss, intangible assets other than goodwill	118	66
Decrease through classified as held for sale, intangible assets other than goodwill	1
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(58)	32
Increase (decrease) in intangible assets other than goodwill	(92)	(110)
Intangible assets other than goodwill at end of period	869	961
Product development [Member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	592	621
Additions other than through business combinations, intangible assets other than goodwill	0	(1)
Assets available for use	373	296
Acquisitions through business combinations, intangible assets other than goodwill	0
Amortisation, intangible assets other than goodwill	221	229
Impairment loss recognised in profit or loss, intangible assets other than goodwill	62	96
Decrease through classified as held for sale, intangible assets other than goodwill	8
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(53)	0
Increase (decrease) in intangible assets other than goodwill	30	(29)
Intangible assets other than goodwill at end of period	622	592
Product development construction in progress [Member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	523	481
Additions other than through business combinations, intangible assets other than goodwill	305	338
Assets available for use	(374)	(296)
Amortisation, intangible assets other than goodwill	0
Impairment loss recognised in profit or loss, intangible assets other than goodwill	44	8
Decrease through classified as held for sale, intangible assets other than goodwill	2
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(10)	8
Increase (decrease) in intangible assets other than goodwill	(125)	41
Intangible assets other than goodwill at end of period	398	523
Computer software [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	257	204
Additions other than through business combinations, intangible assets other than goodwill	127	129
Acquisitions through business combinations, intangible assets other than goodwill		0
Amortisation, intangible assets other than goodwill	84	75
Impairment loss recognised in profit or loss, intangible assets other than goodwill	2	0
Decrease through classified as held for sale, intangible assets other than goodwill	3
Increase (decrease) through net exchange differences, intangible assets other than goodwill	0	0
Increase (decrease) in intangible assets other than goodwill	38	54
Intangible assets other than goodwill at end of period	295	257
Other intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	59	75
Additions other than through business combinations, intangible assets other than goodwill	2	4
Assets available for use	0	0
Acquisitions through business combinations, intangible assets other than goodwill	0	(5)
Amortisation, intangible assets other than goodwill	4	6
Impairment loss recognised in profit or loss, intangible assets other than goodwill	8
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(6)	(9)
Increase (decrease) in intangible assets other than goodwill	(15)	(16)
Intangible assets other than goodwill at end of period	44	59
Gross carrying amount [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	9,579	8,997
Intangible assets other than goodwill at end of period	8,883	9,579
Gross carrying amount [member] | Brand names [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	709	689
Intangible assets other than goodwill at end of period	556	709
Gross carrying amount [member] | Customer-related intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	2,476	2,421
Intangible assets other than goodwill at end of period	2,036	2,476
Gross carrying amount [member] | Technology-based intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	2,491	2,400
Intangible assets other than goodwill at end of period	2,434	2,491
Gross carrying amount [member] | Product development [Member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	2,387	2,103
Intangible assets other than goodwill at end of period	2,519	2,387
Gross carrying amount [member] | Product development construction in progress [Member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	578	532
Intangible assets other than goodwill at end of period	480	578
Gross carrying amount [member] | Computer software [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	784	684
Intangible assets other than goodwill at end of period	723	784
Gross carrying amount [member] | Other intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	154	168
Intangible assets other than goodwill at end of period	135	154
Accumulated depreciation, amortisation and impairment [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	(6,113)	(5,408)
Intangible assets other than goodwill at end of period	(5,886)	(6,113)
Accumulated depreciation, amortisation and impairment [member] | Brand names [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	(524)	(484)
Intangible assets other than goodwill at end of period	(437)	(524)
Accumulated depreciation, amortisation and impairment [member] | Customer-related intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	(1,587)	(1,488)
Intangible assets other than goodwill at end of period	(1,385)	(1,587)
Accumulated depreciation, amortisation and impairment [member] | Technology-based intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	(1,530)	(1,330)
Intangible assets other than goodwill at end of period	(1,565)	(1,530)
Accumulated depreciation, amortisation and impairment [member] | Product development [Member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	(1,795)	(1,483)
Intangible assets other than goodwill at end of period	(1,897)	(1,795)
Accumulated depreciation, amortisation and impairment [member] | Product development construction in progress [Member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	(56)	(51)
Intangible assets other than goodwill at end of period	(83)	(56)
Accumulated depreciation, amortisation and impairment [member] | Computer software [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	(527)	(480)
Intangible assets other than goodwill at end of period	(427)	(527)
Accumulated depreciation, amortisation and impairment [member] | Other intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	(94)	(93)
Intangible assets other than goodwill at end of period	€ (91)	€ (94)